FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

             FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
             ----------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/06
                           -------



Item 1. Schedule of Investments.


Franklin Templeton Fund Allocator Series

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton 2015 Retirement Target Fund ............................    3

Franklin Templeton 2025 Retirement Target Fund ............................    4

Franklin Templeton 2035 Retirement Target Fund ............................    5

Franklin Templeton 2045 Retirement Target Fund ............................    6

Franklin Templeton Conservative Target Fund ...............................    7

Franklin Templeton Corefolio Allocation Fund ..............................    8

Franklin Templeton Founding Funds Allocation Fund .........................    9

Franklin Templeton Growth Target Fund .....................................   10

Franklin Templeton Moderate Target Fund ...................................   11

Franklin Templeton Perspectives Allocation Fund ...........................   12

Notes to Statements of Investments ........................................   13

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 93.0%
  DOMESTIC EQUITY 48.3%
b Franklin Aggressive Growth Fund, Advisor Class ...............................           2,305    $     39,661
b Franklin Flex Cap Growth Fund, Advisor Class .................................           3,449         142,395
  Franklin Natural Resources Fund, Advisor Class ...............................             951          31,559
  Franklin Real Estate Securities Fund, Advisor Class ..........................           1,336          37,068
b Franklin Small Cap Growth Fund II, Advisor Class .............................          12,190         154,809
  Mutual Shares Fund, Class Z ..................................................           4,777         123,671
                                                                                                    ------------
                                                                                                         529,163
                                                                                                    ------------
  DOMESTIC FIXED INCOME 16.8%
  Franklin Strategic Income Fund, Advisor Class ................................             512           5,221
  Franklin Strategic Mortgage Portfolio ........................................           5,617          52,026
  Franklin Total Return Fund, Advisor Class ....................................           5,206          50,051
  Franklin U.S. Government Securities Fund, Advisor Class ......................          11,950          77,077
                                                                                                    ------------
                                                                                                         184,375
                                                                                                    ------------
  FOREIGN EQUITY 20.9%
  Franklin Gold and Precious Metals Fund, Advisor Class ........................           1,198          35,763
  Mutual European Fund, Class Z ................................................           4,918         119,597
  Templeton China World Fund, Advisor Class ....................................           1,197          31,703
  Templeton Foreign Fund, Advisor Class ........................................           3,060          42,387
                                                                                                    ------------
                                                                                                         229,450
                                                                                                    ------------
  FOREIGN FIXED INCOME 7.0%
  Templeton Global Bond Fund, Advisor Class ....................................           7,172          76,886
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $1,002,046) ................................                       1,019,874
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $5,795) 0.5%
  MONEY MARKET FUND 0.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........           5,795           5,795
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,007,841) 93.5% ................                       1,025,669
  OTHER ASSETS, LESS LIABILITIES 6.5% ..........................................                          70,853
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $  1,096,522
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 93.3%
  DOMESTIC EQUITY 56.6%
b Franklin Aggressive Growth Fund, Advisor Class ...............................           2,948    $     50,730
b Franklin Flex Cap Growth Fund, Advisor Class .................................           4,465         184,324
  Franklin Natural Resources Fund, Advisor Class ...............................           1,237          41,082
  Franklin Real Estate Securities Fund, Advisor Class ..........................           1,690          46,890
b Franklin Small Cap Growth Fund II, Advisor Class .............................          15,818         200,889
  Mutual Shares Fund, Class Z ..................................................           6,248         161,763
                                                                                                    ------------
                                                                                                         685,678
                                                                                                    ------------
  DOMESTIC FIXED INCOME 8.5%
  Franklin Strategic Income Fund, Advisor Class ................................             255           2,596
  Franklin Strategic Mortgage Portfolio ........................................           3,100          29,729
  Franklin Total Return Fund, Advisor Class ....................................           2,755          27,333
  Franklin U.S. Government Securities Fund, Advisor Class ......................           6,699          43,206
                                                                                                    ------------
                                                                                                         102,864
                                                                                                    ------------
  FOREIGN EQUITY 24.6%
  Franklin Gold and Precious Metals Fund, Advisor Class ........................           1,563          46,656
  Mutual European Fund, Class Z ................................................           6,387         155,330
  Templeton China World Fund, Advisor Class ....................................           1,551          41,059
  Templeton Foreign Fund, Advisor Class ........................................           3,950          54,705
                                                                                                    ------------
                                                                                                         297,750
                                                                                                    ------------
  FOREIGN FIXED INCOME 3.6%
  Templeton Global Bond Fund, Advisor Class ....................................           4,019          43,088
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $1,108,071) ................................                       1,129,380
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $132) 0.0% c
  MONEY MARKET FUND 0.0% c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........             132             132
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,108,203) 93.3% ................                       1,129,512
  OTHER ASSETS, LESS LIABILITIES 6.7% ..........................................                          81,146
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $  1,210,658
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.


4 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 93.3%
  DOMESTIC EQUITY 64.4%
b Franklin Aggressive Growth Fund, Advisor Class ...............................           2,909    $     50,056
b Franklin Flex Cap Growth Fund, Advisor Class .................................           4,428         182,786
  Franklin Natural Resources Fund, Advisor Class ...............................           1,200          39,827
  Franklin Real Estate Securities Fund, Advisor Class ..........................           1,698          47,133
b Franklin Small Cap Growth Fund II, Advisor Class .............................          15,605         198,178
  Mutual Shares Fund, Class Z ..................................................           6,178         159,951
                                                                                                    ------------
                                                                                                         677,931
                                                                                                    ------------
  DOMESTIC FIXED INCOME 0.7%
  Franklin Strategic Income Fund, Advisor Class ................................              23             231
  Franklin Strategic Mortgage Portfolio ........................................             204           1,953
  Franklin Total Return Fund, Advisor Class ....................................             197           1,955
  Franklin U.S. Government Securities Fund, Advisor Class ......................             454           2,929
                                                                                                    ------------
                                                                                                           7,068
                                                                                                    ------------
  FOREIGN EQUITY 27.9%
  Franklin Gold and Precious Metals Fund, Advisor Class ........................           1,546          46,158
  Mutual European Fund, Class Z ................................................           6,288         152,933
  Templeton China World Fund, Advisor Class ....................................           1,512          40,041
  Templeton Foreign Fund, Advisor Class ........................................           3,912          54,177
                                                                                                    ------------
                                                                                                         293,309
                                                                                                    ------------
  FOREIGN FIXED INCOME 0.3%
  Templeton Global Bond Fund, Advisor Class ....................................             290           3,112
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $959,257) ..................................                         981,420
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $148) 0.0% c
  MONEY MARKET FUND 0.0%c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........             148             148
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $959,405) 93.3% ..................                         981,568
  OTHER ASSETS, LESS LIABILITIES 6.7% ..........................................                          70,851
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $  1,052,419
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 93.3%
  DOMESTIC EQUITY 65.1%
b Franklin Aggressive Growth Fund, Advisor Class ...............................           2,991    $     51,477
b Franklin Flex Cap Growth Fund, Advisor Class .................................           4,513         186,307
  Franklin Natural Resources Fund, Advisor Class ...............................           1,236          41,038
  Franklin Real Estate Securities Fund, Advisor Class ..........................           1,712          47,509
b Franklin Small Cap Growth Fund II, Advisor Class .............................          15,894         201,847
  Mutual Shares Fund, Class Z ..................................................           6,266         162,239
                                                                                                    ------------
                                                                                                         690,417
                                                                                                    ------------
  FOREIGN EQUITY 28.2%
  Franklin Gold and Precious Metals Fund, Advisor Class ........................           1,559          46,547
  Mutual European Fund, Class Z ................................................           6,423         156,198
  Templeton China World Fund, Advisor Class ....................................           1,562          41,351
  Templeton Foreign Fund, Advisor Class ........................................           3,943          54,611
                                                                                                    ------------
                                                                                                         298,707
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $966,314) ..................................                         989,124
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $266) 0.0% c
  MONEY MARKET FUND 0.0% c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........             266             266
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $966,580) 93.3% ..................                         989,390
  OTHER ASSETS, LESS LIABILITIES 6.7% ..........................................                          70,865
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $  1,060,255
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                           SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 80.0%
  DOMESTIC EQUITY 28.1%
b Franklin Aggressive Growth Fund, Advisor Class ...............................         347,061    $  5,972,928
b Franklin Flex Cap Growth Fund, Advisor Class .................................         526,442      21,731,529
  Franklin Natural Resources Fund, Advisor Class ...............................         134,068       4,451,028
  Franklin Real Estate Securities Fund, Advisor Class ..........................         203,685       5,652,247
b Franklin Small Cap Growth Fund II, Advisor Class .............................       1,773,515      22,523,640
  Mutual Shares Fund, Class Z ..................................................         685,836      17,756,300
                                                                                                    ------------
                                                                                                      78,087,672
                                                                                                    ------------
  DOMESTIC FIXED INCOME 27.9%
  Franklin Strategic Income Fund, Advisor Class ................................         245,574       2,504,858
  Franklin Strategic Mortgage Portfolio ........................................       2,275,436      21,821,432
  Franklin Total Return Fund, Advisor Class ....................................       2,282,203      22,639,458
  Franklin U.S. Government Securities Fund, Advisor Class ......................       4,708,831      30,371,956
                                                                                                    ------------
                                                                                                      77,337,704
                                                                                                    ------------
  FOREIGN EQUITY 11.9%
  Franklin Gold and Precious Metals Fund, Advisor Class ........................         187,668       5,603,757
  Mutual European Fund, Class Z ................................................         707,608      17,209,015
  Templeton China World Fund, Advisor Class ....................................         156,163       4,135,183
  Templeton Foreign Fund, Advisor Class ........................................         448,412       6,210,505
                                                                                                    ------------
                                                                                                      33,158,460
                                                                                                    ------------
  FOREIGN FIXED INCOME 12.1%
  Templeton Global Bond Fund, Advisor Class ....................................       3,144,973      33,714,115
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $192,067,465) ..............................                     222,297,951
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $55,771,438) 20.1%
  MONEY MARKET FUND 20.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........      55,771,438      55,771,438
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $247,838,903) 100.1% .............                     278,069,389
  OTHER ASSETS, LESS LIABILITIES (0.1)% ........................................                        (394,509)
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $277,674,880
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS a
LONG TERM INVESTMENTS 100.0%
DOMESTIC EQUITY 74.9%
Franklin Capital Growth Fund, Advisor Class ....................................      13,983,794    $162,351,850
Franklin Growth Fund, Advisor Class ............................................       4,164,698     163,131,222
Mutual Shares Fund, Class Z ....................................................       6,284,947     162,717,280
                                                                                                    ------------
                                                                                                     488,200,352
                                                                                                    ------------
FOREIGN EQUITY 25.1%
Templeton Growth Fund Inc., Advisor Class ......................................       6,317,086     163,359,855
                                                                                                    ------------
TOTAL LONG TERM INVESTMENTS (COST $555,103,410) ................................                     651,560,207
                                                                                                    ------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $555,103,410) 100.0% ...............                     651,560,207
OTHER ASSETS, LESS LIABILITIES (0.0)% b ........................................                         (61,113)
                                                                                                    ------------
NET ASSETS 100.0% ..............................................................                    $651,499,094
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Rounds to less than 0.1% of net assets.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.4%
  DOMESTIC EQUITY 33.1%
  Mutual Shares Fund, Class Z ..................................................        126,374,581    $ 3,271,837,895
                                                                                                       ---------------
  DOMESTIC HYBRID 33.2%
  Franklin Income Fund Inc., Advisor Class .....................................      1,278,556,053      3,273,103,495
                                                                                                       ---------------
  FOREIGN EQUITY 33.1%
  Templeton Growth Fund Inc., Advisor Class ....................................        126,459,337      3,270,238,467
                                                                                                       ---------------
  TOTAL LONG TERM INVESTMENTS (COST $8,899,549,434) ............................                         9,815,179,857
                                                                                                       ---------------
  SHORT TERM INVESTMENT (COST $18,915,626) 0.2%
  MONEY MARKET FUND 0.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........         18,915,626         18,915,626
                                                                                                       ---------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $8,918,465,060) 99.6% ............                         9,834,095,483
  OTHER ASSETS, LESS LIABILITIES 0.4% ..........................................                            34,936,497
                                                                                                       ---------------
  NET ASSETS 100.0% ............................................................                       $ 9,869,031,980
                                                                                                       ===============

a     See Note 2 regarding investments in Underlying Funds.

b     The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                                 SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 94.8%
  DOMESTIC EQUITY 55.8%
b Franklin Aggressive Growth Fund, Advisor Class ...............................       1,156,971    $ 19,911,465
b Franklin Flex Cap Growth Fund, Advisor Class .................................       1,621,592      66,939,324
  Franklin Natural Resources Fund, Advisor Class ...............................         434,239      14,416,721
  Franklin Real Estate Securities Fund, Advisor Class ..........................         598,410      16,605,886
b Franklin Small Cap Growth Fund II, Advisor Class .............................       5,507,894      69,950,256
  Mutual Shares Fund, Class Z ..................................................       2,192,897      56,774,098
                                                                                                    ------------
                                                                                                     244,597,750
                                                                                                    ------------
  DOMESTIC FIXED INCOME 10.7%
  Franklin Strategic Income Fund, Advisor Class ................................         141,072       1,438,938
  Franklin Strategic Mortgage Portfolio ........................................       1,374,707      13,183,442
  Franklin Total Return Fund, Advisor Class ....................................       1,349,420      13,386,250
  Franklin U.S. Government Securities Fund, Advisor Class ......................       2,943,379      18,984,797
                                                                                                    ------------
                                                                                                      46,993,427
                                                                                                    ------------
  FOREIGN EQUITY 24.0%
  Franklin Gold and Precious Metals Fund, Advisor Class ........................         571,416      17,062,481
  Mutual European Fund, Class Z ................................................       2,248,340      54,679,638
  Templeton China World Fund, Advisor Class ....................................         534,172      14,144,883
  Templeton Foreign Fund, Advisor Class ........................................       1,380,699      19,122,681
                                                                                                    ------------
                                                                                                     105,009,683
                                                                                                    ------------
  FOREIGN FIXED INCOME 4.3%
  Templeton Global Bond Fund, Advisor Class ....................................       1,777,590      19,055,760
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $339,460,543) ..............................                     415,656,620
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $23,024,516) 5.3%
  MONEY MARKET FUND 5.3%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........      23,024,516      23,024,516
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $362,485,059) 100.1% .............                     438,681,136
  OTHER ASSETS, LESS LIABILITIES (0.1)% ........................................                        (286,167)
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $438,394,969
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                               SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 89.6%
  DOMESTIC EQUITY 38.7%
b Franklin Aggressive Growth Fund, Advisor Class ...............................       1,017,222    $ 17,506,396
b Franklin Flex Cap Growth Fund, Advisor Class .................................       1,435,952      59,276,092
  Franklin Natural Resources Fund, Advisor Class ...............................         413,879      13,740,776
  Franklin Real Estate Securities Fund, Advisor Class ..........................         538,210      14,935,316
b Franklin Small Cap Growth Fund II, Advisor Class .............................       4,702,632      59,723,424
  Mutual Shares Fund, Class Z ..................................................       1,816,868      47,038,722
                                                                                                    ------------
                                                                                                     212,220,726
                                                                                                    ------------
  DOMESTIC FIXED INCOME 24.3%
  Franklin Strategic Income Fund, Advisor Class ................................         433,221       4,418,855
  Franklin Strategic Mortgage Portfolio ........................................       4,020,740      38,558,893
  Franklin Total Return Fund, Advisor Class ....................................       3,728,227      36,984,014
  Franklin U.S. Government Securities Fund, Advisor Class ......................       8,328,629      53,719,655
                                                                                                    ------------
                                                                                                     133,681,417
                                                                                                    ------------
  FOREIGN EQUITY 16.4%
  Franklin Gold and Precious Metals Fund, Advisor Class ........................         452,711      13,517,945
  Mutual European Fund, Class Z ................................................       1,909,938      46,449,688
  Templeton China World Fund, Advisor Class ....................................         452,065      11,970,687
  Templeton Foreign Fund, Advisor Class ........................................       1,301,212      18,021,788
                                                                                                    ------------
                                                                                                      89,960,108
                                                                                                    ------------
  FOREIGN FIXED INCOME 10.2%
  Templeton Global Bond Fund, Advisor Class ....................................       5,257,644      56,361,939
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $417,551,965) ..............................                     492,224,190
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $56,827,227) 10.4%
  MONEY MARKET FUND 10.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........      56,827,227      56,827,227
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $474,379,192) 100.0% .............                     549,051,417
  OTHER ASSETS, LESS LIABILITIES (0.0)% d ......................................                        (161,147)
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $548,890,270
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.

d     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.6%
  DOMESTIC EQUITY 66.3%
b Franklin Flex Cap Growth Fund, Advisor Class .................................       1,875,400    $ 77,416,524
  Mutual Shares Fund, Class Z ..................................................       2,991,394      77,447,180
                                                                                                    ------------
                                                                                                     154,863,704
                                                                                                    ------------
  FOREIGN EQUITY 33.3%
  Templeton Growth Fund Inc., Advisor Class ....................................       3,002,670      77,649,058
                                                                                                    ------------
  TOTAL LONG TERM INVESTMENTS (COST $214,461,388) ..............................                     232,512,762
                                                                                                    ------------
  SHORT TERM INVESTMENT (COST $122,821) 0.1%
  MONEY MARKET FUND 0.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........         122,821         122,821
                                                                                                    ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $214,584,209) 99.7% ..............                     232,635,583
  OTHER ASSETS, LESS LIABILITIES 0.3% ..........................................                         644,896
                                                                                                    ------------
  NET ASSETS 100.0% ............................................................                    $233,280,479
                                                                                                    ============

a     See Note 2 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended September 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton Fund Allocator Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Fund Allocator Series is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of ten funds (the Funds). The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                            -------------------------------------------------------------
                                                            FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                             2015 RETIREMENT      2025 RETIREMENT       2035 RETIREMENT
                                                               TARGET FUND          TARGET FUND           TARGET FUND
                                                            -------------------------------------------------------------
Cost of investments ...................................       $    1,007,841       $    1,108,458        $      959,558
                                                              =========================================================

Unrealized appreciation ...............................       $       24,607       $       29,279        $       30,889
Unrealized depreciation ...............................               (6,779)              (8,225)               (8,879)
                                                              ---------------------------------------------------------
Net unrealized appreciation (depreciation) ............       $       17,828       $       21,054        $       22,010
                                                              =========================================================

                                                            -------------------------------------------------------------
                                                            FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                             2045 RETIREMENT        CONSERVATIVE           COREFOLIO
                                                               TARGET FUND          TARGET FUND         ALLOCATION FUND
                                                            -------------------------------------------------------------
Cost of investments ...................................       $     $966,644       $  248,102,675        $  555,688,234
                                                              =========================================================

Unrealized appreciation ...............................       $       31,714       $   31,678,745        $   95,871,973
Unrealized depreciation ...............................               (8,968)          (1,712,031)                   --
                                                              ---------------------------------------------------------
Net unrealized appreciation (depreciation) ............       $       22,746       $   29,966,714        $   95,871,973
                                                              =========================================================

                                                            -------------------------------------------------------------
                                                            FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                              FOUNDING FUNDS          GROWTH                MODERATE
                                                              ALLOCATION FUND       TARGET FUND            TARGET FUND
                                                            -------------------------------------------------------------
Cost of investments ...................................       $8,920,928,699       $  362,870,893        $  474,834,434
                                                              =========================================================

Unrealized appreciation ...............................       $  913,166,784       $   76,723,004        $   77,060,973
Unrealized depreciation ...............................                   --             (912,761)           (2,843,990)
                                                              ---------------------------------------------------------
Net unrealized appreciation (depreciation) ............       $  913,166,784       $   75,810,243        $   74,216,983
                                                              =========================================================

                                                            ------------------
                                                            FRANKLIN TEMPLETON
                                                               PERSPECTIVES
                                                              ALLOCATION FUND
                                                            ------------------
Cost of investments ...................................       $  214,788,512
                                                              ==============

Unrealized appreciation ...............................       $   17,847,071
Unrealized depreciation ...............................                   --
                                                              --------------
Net unrealized appreciation (depreciation) ............       $   17,847,071
                                                              ==============


                                        Quarterly Statements of Investments | 13

Franklin Templeton Fund Allocator Series

2. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2006, the funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                           % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio                           7.58%
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Capital Growth Fund, Advisor Class                    10.78%
Franklin Growth Fund, Advisor Class                             6.62%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Franklin Income Fund, Advisor Class                             7.01%
Mutual Shares Fund Inc., Class Z                               10.13%
Templeton Growth Fund Inc., Advisor Class                      16.98%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Aggressive Growth Fund, Advisor Class                  8.49%
Franklin Small Cap Growth Fund II, Advisor class                6.21%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Aggressive Growth Fund, Advisor Class                  7.47%
Franklin Small Cap Growth Fund II, Advisor class                5.30%
Franklin Strategic Mortgage Portfolio                          13.39%
Franklin Total Return Fund                                      5.29%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


14 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006












                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer